Consolidated Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Operating Activities:
Net loss	$ (245,371)	$ 108,943	$ 45,589	$ (956,730)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	6,679	8,509	16,618	20,425
Amortization of debt discount				62,200
Discontinued operations
Gain/Loss from discontinued operations
Change in fair value of derivative instruments	(23,432)	(437,251)	(606,150)	260,737
Stock based payments
Changes in operating assets and liabilities:
Others asset
Inventory Raw Materials
Accounts receivable	(12,282)	17,281	19,922	(25,703)
Accounts payable
Accrued expenses	125,000	62,500	149,225	321,775
Accrued interest	50,138	37,905	116,080	104,414
Deposits
Net cash used in operating activities	(99,268)	(202,114)	(258,716)	(212,883)
Investing Activities:
Goodwill on Consolidation
Paradise Gardens				(1,812)
Purchase of property and equipment		(3,153)	(3,153)	(22,914)
Net cash used in investing activities		(3,153)	(3,153)	(24,276)
Financing Activities:
Proceeds from issuance of convertible debt, net of debt discounts
Repayment of loan from related party
Proceeds from related party loans, net of debt discounts	117,183	213,388	288,468	315,306
Net cash provided by financing activities	99,314	202,135	288,468	315,306
Effective of exchange rates on cash	(17,869)	(11,253)	(30,228)	(72,135)
Net change in cash	46	(3,132)	(3,629)	5,563
Cash, beginning of period	2,155	5,784	5,784	221
Cash, end of period	$ 2,201	$ 2,652	$ 2,155	$ 5,784